Annual Total Returns - FidelitySustainableCorePlusBondFund-RetailPRO - FidelitySustainableCorePlusBondFund-RetailPRO - Fidelity Sustainable Core Plus Bond Fund - Fidelity Sustainable Core Plus Bond Fund
Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Annual Return 2023	6.51%